Unaudited Condensed Statement of Cash Flows - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (8,398,190)	$ (6,674,151)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares		25,000
Net gain from investments held in Trust Account	(9,248)	(7,974)
Change in fair value of derivative warrant liabilities	7,623,600	5,458,920
Financing cost – derivative warrant liabilities		862,785
Changes in operating assets and liabilities:
Prepaid expenses	2,610	(443,165)
Accounts payable	113,700	5,497
Accrued expenses	(29,958)	47,238
Net cash used in operating activities	(697,486)	(725,850)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(375,000,000)
Net cash used in investing activities		(375,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		300,000
Repayment of note payable to related party		(300,000)
Proceeds received from initial public offering, gross		375,000,000
Proceeds received from private placement		9,500,002
Offering costs paid		(7,952,821)
Net cash provided by financing activities		376,547,181
Net decrease in cash	(697,486)	821,331
Cash – beginning of the period	821,331
Cash – ending of the period	123,845	821,331
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accrued expenses		70,000
Deferred underwriting commissions in connection with the initial public offering		13,125,000
Initial value of Class A ordinary share subject to possible redemption		312,603,060
Change in value of Class A ordinary share subject to possible redemption	$ (8,398,189)	$ 16,921,080